CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		54 Months Ended	63 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Aug. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,823,883)	$ (3,603,932)	$ (4,998,143)	$ (72,352)	$ (5,135,816)	$ (8,959,699)
Adjustments required to reconcile net loss to net cash used in operating activities:
Write-off of website development costs	0	0	0	0	15,000	15,000
Stock-based compensation expenses related to options granted to employees	1,882,761	2,139,260	2,976,922	0	2,976,922	4,859,683
Stock-based compensation related to options granted to consultants	242,161	122,513	242,055	0	242,055	484,216
Depreciation	2,404	856	1,406	0	1,406	3,809
Change in fair value of warrants liabilities	(51,802)	0				(51,802)
Interest expenses due to loan	73,525	0				73,525
Changes in retirement benefit obligations	1,922	922	1,553	0	1,553	3,475
Receipt on account of Shares due to services rendered	6,144	509,622	509,622	0	509,622	515,766
Changes in operating assets and liabilities:
Increase in prepaid expenses and accounts receivable	(12,621)	(25,722)	(27,184)	(912)	(28,249)	(40,870)
Increase in accounts payable	15,552	51,222	91,278	37,675	135,791	151,343
Increase in accrued expenses	93,889	0	68,138	400	73,138	167,027
Related parties	0	6,862	6,862	35,000	42,362	42,362
Increase in employees and related payables	45,435	49,395	75,879	0	75,879	121,314
Net cash used in operating activities	(1,524,513)	(749,002)	(1,051,612)	(189)	(1,090,337)	(2,614,851)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(7,839)	(9,678)	(9,679)	0	(9,679)	(17,517)
Website development costs	0	0	0	0	(15,000)	(15,000)
Investment in short term deposits	0	0	(10,002)	0	(10,002)	(10,002)
Amounts funded in respect of retirement benefits obligations	(1,561)	(677)	(1,296)	0	(1,296)	(2,857)
Net cash used in investing activities	(9,400)	(10,355)	(20,977)	0	(35,977)	(45,376)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from warrants and shares issued for cash, net of issuance expenses	1,800,000	1,071,661	1,071,661	0	1,126,661	2,926,661
Proceeds from loan received and warrants issued for cash	250,000	0				250,000
Net cash provided by financing activities	2,050,000	1,071,661	1,071,661	0	1,126,661	3,176,661
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	516,087	312,304	(928)	(189)	347	516,434
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	347	1,275	1,275	1,464	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 516,434	$ 313,579	$ 347	$ 1,275	$ 347	$ 516,434